Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2013
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.Basis of Presentation and General Information

Box Ships Inc. (“Box Ships”) is a public company incorporated in the Republic of the Marshall Islands on May 19, 2010. Box Ships is an Athens, Greece-based international shipping company engaged in the transportation of containers worldwide through the ownership and operation of containership vessels.

The accompanying unaudited consolidated financial statements include the accounts of Box Ships Inc. and its wholly-owned subsidiaries (collectively the “Company”) listed below.

(i) Vessel owning subsidiaries:

Vessel Owning Company	Company Acquisition Date	Vessel Acquisition Date	Vessel’s Name	Built	TEU4
Polyaristi Navigation Co.1	April 20, 2011	April 29, 2011	Box Voyager	2010	3,426
Efploias Shipping Co. 1	April 20, 2011	April 29, 2011	Box Trader	2010	3,426
Tacita Oceanway Carrier Co. 1	April 20, 2011	May 19, 2011	CMA CGM Kingfish	2007	5,095
Alaqua Marine Ltd. 1	May 2, 2011	May 31, 2011	CMA CGM Marlin	2007	5,095
Aral Sea Shipping S.A. 1	April 20, 2011	May 19, 2011	Maersk Diadema (formerly the MSC Siena)	2006	4,546
Amorita Development Inc.1	April 20, 2011	May 9, 2011	Maule	2010	6,589
Lawry Shipping Ltd2	June 7, 2011	August 3, 2011	MSC Emma	2004	5,060
Triton Shipping Limited3	June 11, 2012	June 25, 2012	OOCL Hong Kong	1995	5,344
Rosetta Navigation Corp. Limited3	June 11, 2012	July 5, 2012	OOCL China	1996	5,344

(ii) Non-vessel owning subsidiary:

Ardal International Co.2

1 Incorporated in Liberia.

2 Incorporated in Marshall Islands.

3 Incorporated in Hong Kong.

4 TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying unaudited interim condensed consolidated financial statements. Interim results are not necessarily indicative of results that may be expected for the year ending December 31, 2013. These financial statements should be read in conjunction with the consolidated financial statements and footnotes for the year ended December 31, 2012 included in the Company’s Annual Report on Form 20-F.

The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. ("Allseas"), a related party wholly owned by Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer.